Optimize Strategy Index ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking, Investing & Insurance - 10.9%
AerCap Holdings NV	4,533	$422,475
Allstate Corp.	2,274	363,067
American Express Co.	1,596	369,554
Apollo Global Management, Inc.	3,163	373,455
Arch Capital Group Ltd. (a)	4,019	405,477
Assurant, Inc.	1,963	326,349
Axos Financial, Inc. (a)	6,913	395,078
BlackRock, Inc.	440	346,421
Bread Financial Holdings, Inc.	9,150	407,724
Brighthouse Financial, Inc. (a)	7,583	328,647
Broadridge Financial Solutions, Inc.	1,736	341,992
Brown & Brown, Inc.	4,196	375,164
Cboe Global Markets, Inc.	1,873	318,522
Cincinnati Financial Corp.	3,099	365,992
Coinbase Global, Inc. - Class A (a)	1,721	382,458
Fiserv, Inc. (a)	2,340	348,754
Global Payments, Inc.	2,691	260,220
Goldman Sachs Group, Inc.	924	417,944
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,490	399,304
Hope Bancorp, Inc.	32,110	344,861
Houlihan Lokey, Inc.	2,774	374,102
Intercontinental Exchange, Inc.	2,543	348,111
Jack Henry & Associates, Inc.	2,047	339,843
LendingClub Corp. (a)	42,617	360,540
Marsh & McLennan Cos., Inc.	1,749	368,549
Moody's Corp.	932	392,307
Mr Cooper Group, Inc. (a)	4,880	396,402
MSCI, Inc.	639	307,838
PayPal Holdings, Inc. (a)	5,801	336,632
PennyMac Mortgage Investment Trust	24,515	337,081
PROG Holdings, Inc.	11,143	386,439
Progressive Corp.	1,867	387,795
Prudential Financial, Inc.	3,241	379,813
RenaissanceRe Holdings Ltd.	1,573	351,581
S&P Global, Inc.	815	363,490
SEI Investments Co.	5,157	333,606
T Rowe Price Group, Inc.	3,100	357,461
Travelers Cos., Inc.	1,602	325,751
Trupanion, Inc. (a)	12,839	377,467
Visa, Inc. - Class A	1,247	327,300
W R Berkley Corp.	4,243	333,415
Willis Towers Watson PLC	1,297	339,996
		15,118,977

Bits & Bytes - 33.4%(b)
Adobe, Inc. (a)	476	264,437
Advanced Micro Devices, Inc. (a)	8,065	1,308,224
Apple, Inc.	9,102	1,917,063
Applied Materials, Inc.	7,776	1,835,058
Arista Networks, Inc. (a)	5,674	1,988,624
Axcelis Technologies, Inc. (a)	14,048	1,997,485
Booz Allen Hamilton Holding Corp.	11,028	1,697,209
Cadence Design Systems, Inc. (a)	5,197	1,599,377
Canadian Solar, Inc. (a)	77,833	1,148,037

Optimize Strategy Index ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Bits & Bytes (Continued)
Cirrus Logic, Inc. (a)	17,515	$2,235,965
DigitalOcean Holdings, Inc. (a)	42,508	1,477,153
F5, Inc. (a)	8,603	1,481,695
First Solar, Inc. (a)	10,328	2,328,550
GoDaddy, Inc. - Class A (a)	14,358	2,005,956
Infinera Corp. (a)	305,028	1,857,621
Intel Corp.	37,240	1,153,323
Motorola Solutions, Inc.	4,865	1,878,133
NVIDIA Corp.	20,030	2,474,505
Palo Alto Networks, Inc. (a)	5,399	1,830,315
Qualys, Inc. (a)	9,726	1,386,928
Salesforce, Inc.	5,150	1,324,065
ServiceNow, Inc. (a)	2,116	1,664,594
SMART Global Holdings, Inc. (a)	72,474	1,657,480
Super Micro Computer, Inc. (a)	1,811	1,483,843
Synopsys, Inc. (a)	2,784	1,656,647
TE Connectivity Ltd.	11,362	1,709,185
VeriSign, Inc. (a)	8,367	1,487,653
Vizio Holding Corp. - Class A (a)	148,081	1,599,275
		46,448,400

Building Blocks - 0.9%
Air Products and Chemicals, Inc.	449	115,864
Ashland, Inc.	1,086	102,616
Avient Corp.	2,573	112,311
AZEK Co., Inc. (a)	2,124	89,484
Carpenter Technology Corp.	1,578	172,918
Eastman Chemical Co.	1,207	118,251
Green Plains, Inc. (a)	4,876	77,333
JELD-WEN Holding, Inc. (a)	5,632	75,863
Knife River Corp. (a)	1,417	99,388
Louisiana-Pacific Corp.	1,407	115,838
Sherwin-Williams Co.	334	99,676
Warrior Met Coal, Inc.	1,810	113,614
		1,293,156

Communication & Media Services - 10.9%
Altice USA, Inc. - Class A (a)	384,874	785,143
AMC Entertainment Holdings, Inc. (a)	263,055	1,310,013
AppLovin Corp. - Class A (a)	18,432	1,533,910
AT&T, Inc.	67,558	1,291,033
Comcast Corp. - Class A	26,805	1,049,684
Electronic Arts, Inc.	8,147	1,135,122
Meta Platforms, Inc. - Class A	2,299	1,159,202
Netflix, Inc. (a)	1,857	1,253,252
Sinclair, Inc.	78,996	1,053,017
Spotify Technology SA (a)	4,347	1,364,045
T-Mobile US, Inc.	7,026	1,237,841
Walt Disney Co.	10,254	1,018,120
Zoom Video Communications, Inc. - Class A (a)	16,183	957,872
		15,148,254

Optimize Strategy Index ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Consumer Elastic - 17.2%
Abercrombie & Fitch Co. - Class A (a)	4,830	$858,967
Airbnb, Inc. - Class A (a)	3,979	603,336
Amazon.com, Inc. (a)	3,572	690,289
American Axle & Manufacturing Holdings, Inc. (a)	92,241	644,765
Aptiv PLC (a)	8,032	565,613
Autoliv, Inc.	5,429	580,849
Beazer Homes USA, Inc. (a)	19,668	540,477
Brinker International, Inc. (a)	13,714	992,755
Burlington Stores, Inc. (a)	3,097	743,280
Caleres, Inc.	16,388	550,637
Churchill Downs, Inc.	5,311	741,416
Cracker Barrel Old Country Store, Inc.	9,573	403,598
Crocs, Inc. (a)	5,085	742,105
Dana, Inc.	49,734	602,776
Darden Restaurants, Inc.	3,710	561,397
Deckers Outdoor Corp. (a)	712	689,180
Domino's Pizza, Inc.	1,439	742,999
Etsy, Inc. (a)	9,095	536,423
Garmin Ltd.	4,610	751,061
Genuine Parts Co.	4,257	588,828
G-III Apparel Group Ltd. (a)	19,081	516,523
Hanesbrands, Inc. (a)	116,257	573,147
Las Vegas Sands Corp.	12,371	547,417
Lear Corp.	4,661	532,333
Light & Wonder, Inc. - Class A (a)	6,191	649,312
Lowe's Cos., Inc.	2,603	573,857
Marriott International, Inc./MD - Class A	2,552	616,997
McDonald's Corp.	2,199	560,393
O'Reilly Automotive, Inc. (a)	608	642,084
PVH Corp.	4,597	486,684
Ralph Lauren Corp.	3,436	601,506
Royal Caribbean Cruises Ltd. (a)	5,105	813,891
Sally Beauty Holdings, Inc. (a)	50,138	537,981
Starbucks Corp.	6,822	531,093
Stride, Inc. (a)	10,384	732,072
Tesla, Inc. (a)	3,142	621,739
Whirlpool Corp.	5,936	606,659
Yum! Brands, Inc.	4,610	610,641
		23,885,080

Consumer Inelastic - 4.5%
Church & Dwight Co., Inc.	4,717	489,059
Colgate-Palmolive Co.	5,465	530,323
Constellation Brands, Inc. - Class A	1,884	484,716
Costco Wholesale Corp.	648	550,793
CVS Health Corp.	6,392	377,512
Dole PLC	40,293	493,186
Energizer Holdings, Inc.	16,500	487,410
Ingredion, Inc.	4,025	461,668
Lamb Weston Holdings, Inc.	4,613	387,861
MercadoLibre, Inc. (a)	321	527,531
Molson Coors Beverage Co. - Class B	7,582	385,393

Optimize Strategy Index ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Consumer Inelastic (Continued)
PepsiCo, Inc.	2,875	$474,174
United Natural Foods, Inc. (a)	30,621	401,135
Walgreens Boots Alliance, Inc.	21,947	265,449
		6,316,210

Nuts & Bolts - 9.0%
A O Smith Corp.	3,206	262,187
Archer Aviation, Inc. - Class A (a)	59,055	207,874
Automatic Data Processing, Inc.	1,077	257,069
Axon Enterprise, Inc. (a)	879	258,637
Boeing Co. (a)	1,344	244,621
Caterpillar, Inc.	799	266,147
Clear Channel Outdoor Holdings, Inc. (a)	150,083	211,617
Copa Holdings SA - Class A	2,759	262,602
Delta Air Lines, Inc.	6,388	303,047
EMCOR Group, Inc.	865	315,794
Emerson Electric Co.	2,508	276,281
Equifax, Inc.	999	242,218
FedEx Corp.	1,110	332,822
Fluor Corp. (a)	7,331	319,265
Frontier Group Holdings, Inc. (a)	39,003	192,285
Generac Holdings, Inc. (a)	2,363	312,436
Griffon Corp.	3,766	240,497
Honeywell International, Inc.	1,352	288,706
Hubbell, Inc.	709	259,125
Intuit, Inc.	416	273,399
JetBlue Airways Corp. (a)	41,524	252,881
Kirby Corp. (a)	3,081	368,887
Manhattan Associates, Inc. (a)	1,050	259,014
Mativ Holdings, Inc.	15,281	259,166
MRC Global, Inc. (a)	22,415	289,378
PACCAR, Inc.	2,381	245,100
Parker-Hannifin Corp.	501	253,411
Paycom Software, Inc.	1,472	210,555
Paylocity Holding Corp. (a)	1,596	210,433
Pentair PLC	3,440	263,745
ProFrac Holding Corp. - Class A (a)	31,918	236,512
Quanta Services, Inc.	1,141	289,917
SkyWest, Inc. (a)	4,174	342,560
Stagwell, Inc. (a)	49,299	336,219
Terex Corp.	4,755	260,764
Trane Technologies PLC	954	313,799
United Rentals, Inc.	400	258,692
Verisk Analytics, Inc.	1,138	306,748
Vertiv Holdings Co. - Class A	3,826	331,217
Westinghouse Air Brake Technologies Corp.	1,891	298,873
Woodward, Inc.	1,890	329,578
Workday, Inc. - Class A (a)	936	209,252
XPO, Inc. (a)	2,250	238,838
Xylem, Inc./NY	2,111	286,315
ZIM Integrated Shipping Services Ltd.	22,382	496,209
		12,474,692

Optimize Strategy Index ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Oil, Gas & Others - 1.4%
APA Corp.	3,903	$114,904
Archrock, Inc.	6,438	130,176
Baker Hughes Co.	3,955	139,097
ChampionX Corp.	3,712	123,276
Delek US Holdings, Inc.	4,571	113,178
DT Midstream, Inc.	2,057	146,109
Equitrans Midstream Corp.	11,044	143,351
Halliburton Co.	3,334	112,623
NextDecade Corp. (a)	24,348	193,322
Schlumberger NV	2,397	113,090
Targa Resources Corp.	1,205	155,180
Weatherford International PLC (a)	1,083	132,614
Williams Cos., Inc.	3,243	137,828
World Kinect Corp.	4,806	123,995
		1,878,743

Pharma & Healthcare - 8.0%
89bio, Inc. (a)	20,838	166,912
AdaptHealth Corp. (a)	24,997	249,970
Akero Therapeutics, Inc. (a)	9,461	221,955
Baxter International, Inc.	6,422	214,816
Boston Scientific Corp. (a)	3,935	303,034
Cabaletta Bio, Inc. (a)	10,980	82,130
Cardinal Health, Inc.	2,333	229,381
Cassava Sciences, Inc. (a)	11,452	141,432
Cencora, Inc.	1,135	255,716
DaVita, Inc. (a)	2,083	288,641
Day One Biopharmaceuticals, Inc. (a)	15,070	207,665
Dexcom, Inc. (a)	2,160	244,901
Dyne Therapeutics, Inc. (a)	9,040	319,022
GRAIL, Inc. (a)	312	4,798
Healthcare Services Group, Inc. (a)	20,491	216,795
Hologic, Inc. (a)	3,593	266,780
ICON PLC (a)	808	253,284
Illumina, Inc. (a)	1,874	195,608
Incyte Corp. (a)	4,471	271,032
Intuitive Surgical, Inc. (a)	676	300,719
IQVIA Holdings, Inc. (a)	1,046	221,166
Jazz Pharmaceuticals PLC (a)	2,236	238,648
Johnson & Johnson	1,622	237,072
Kura Oncology, Inc. (a)	12,186	250,910
Lantheus Holdings, Inc. (a)	4,067	326,539
Medtronic PLC	3,158	248,566
Molina Healthcare, Inc. (a)	692	205,732
Neurocrine Biosciences, Inc. (a)	2,020	278,093
Owens & Minor, Inc. (a)	10,685	144,248
Penumbra, Inc. (a)	1,137	204,626
Prime Medicine, Inc. (a)	30,089	154,657
Protagonist Therapeutics, Inc. (a)	8,196	283,991
Quest Diagnostics, Inc.	2,116	289,638
Royalty Pharma PLC - Class A	8,806	232,214
Sana Biotechnology, Inc. (a)	23,338	127,425
Sarepta Therapeutics, Inc. (a)	2,055	324,690
Scholar Rock Holding Corp. (a)	16,778	139,761
STERIS PLC	1,154	253,350

Optimize Strategy Index ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Pharma & Healthcare (Continued)
Stryker Corp.	749	$254,847
Syndax Pharmaceuticals, Inc. (a)	11,095	227,780
Tenet Healthcare Corp. (a)	2,808	373,548
Thermo Fisher Scientific, Inc.	464	256,592
United Therapeutics Corp. (a)	1,157	368,562
Vera Therapeutics, Inc. (a)	5,359	193,889
Vertex Pharmaceuticals, Inc. (a)	629	294,825
West Pharmaceutical Services, Inc.	739	243,419
Zentalis Pharmaceuticals, Inc. (a)	17,220	70,430
Zoetis, Inc.	1,405	243,571
		11,123,380

Real Estate - 1.9%
Brookdale Senior Living, Inc. (a)	22,937	156,660
CareTrust REIT, Inc.	5,611	140,836
CBRE Group, Inc. - Class A (a)	1,399	124,665
Compass, Inc. - Class A (a)	33,160	119,376
Digital Realty Trust, Inc.	873	132,740
DigitalBridge Group, Inc.	6,903	94,571
Equinix, Inc.	154	116,516
Equity LifeStyle Properties, Inc.	1,927	125,506
Equity Residential	2,110	146,307
eXp World Holdings, Inc.	9,984	112,669
Hudson Pacific Properties, Inc.	20,449	98,360
Kimco Realty Corp.	6,478	126,062
Kite Realty Group Trust	6,019	134,705
Rayonier, Inc.	3,712	107,982
Rexford Industrial Realty, Inc.	2,469	110,093
Service Properties Trust	19,005	97,686
Simon Property Group, Inc.	874	132,673
Uniti Group, Inc.	19,935	58,210
VICI Properties, Inc.	4,319	123,696
Vornado Realty Trust	4,820	126,718
Welltower, Inc.	1,404	146,367
Weyerhaeuser Co.	3,674	104,305
		2,636,703

Water & Power - 1.6%
Atmos Energy Corp.	2,160	251,964
CMS Energy Corp.	4,205	250,324
Constellation Energy Corp.	1,452	290,792
DTE Energy Co.	2,272	252,215
Duke Energy Corp.	2,683	268,917
FirstEnergy Corp.	6,683	255,758
NRG Energy, Inc.	4,298	334,642
Southern Co.	3,660	283,906
		2,188,518
TOTAL COMMON STOCKS (Cost $135,179,643)		138,512,113

Optimize Strategy Index ETF
Schedule of Investments
June 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23% (c)	406,718	$406,718
TOTAL SHORT-TERM INVESTMENTS (Cost $406,718)		406,718

TOTAL INVESTMENTS - 100.0% (Cost $135,586,361)		138,918,831
Liabilities in Excess of Other Assets - (0.0)% (d)		(792)
TOTAL NET ASSETS - 100.0%		$138,918,039

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Optimize Strategy Index ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$138,512,113	$–	$–	$138,512,113
Money Market Funds	406,718	–	–	406,718
Total Investments	$138,918,831	$–	$–	$138,918,831

Refer to the Schedule of Investments for further disaggregation of investment categories.